Derivatives (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables	$ 91,700,000	$ 115,200,000
Collateral cash payables	55,600,000	80,600,000
Total trading revenues	170,300,000	231,900,000
Other Long-term Debt	1,880,105,000	1,739,859,000
Hedged amount of foreign currency denominated loans	4,900,000	600,000
Borrowings matured			304,000,000
Visa Class B Shares [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities related to sale	5,200,000	2,900,000
Parent Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Long-term Debt	720,832,000	708,598,000
Hedged held-to-maturity trust preferred loans principal balance	6,500,000	6,500,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging	15,300,000	40,200,000
Other Long-term Debt	554,000,000	554,000,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging	9,100,000	18,000,000
Other Long-term Debt	500,000,000	500,000,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member] | First Tennessee Bank National Association [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging	400,000
Other Long-term Debt	400,000,000
Subordinated Debentures Subject To Mandatory Redemption Amounts Redeemed [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging subordinated debt	3,900,000	24,900,000
Other Long-term Debt	200,000,000	200,000,000
Hedge Of Held To Maturity Trust Preferred Loans [Member] | Parent Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging subordinated debt	700,000	1,100,000
Additional Derivative Agreements [Member] | Derivative Instruments With Accelerated Termination Provisions [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral received	172,100,000	196,400,000
Securities posted collateral	26,600,000	39,400,000
Net fair value of derivative assets with adjustable posting thresholds	100,500,000	119,000,000
Net fair value of derivative liabilities with adjustable posting thresholds	19,700,000	30,100,000
Additional Derivative Agreements [Member] | Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral received	172,100,000	196,400,000
Securities posted collateral	83,000,000	105,900,000
Net fair value of derivative assets with adjustable posting thresholds	100,500,000	119,000,000
Net fair value of derivative liabilities with adjustable posting thresholds	$ 80,500,000	$ 100,300,000